DISCONTINUED OPERATIONS - Divestiture of 2B (Details) - CNY (¥) ¥ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2018
Disposal Group, Including Discontinued Operation, Classified Balance Sheet Disclosures [Abstract]
Total liabilities held for sale	¥ 143,009
Discontinued business | 2B business
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Transaction facilitation revenue	22,426	¥ 5,198	¥ 283,711	¥ 606,599
Cost of revenues	(15,109)	(1,384)	(157,653)	(292,595)
Gross profit	7,317	3,814	126,058	314,004
Sales and marketing	(22,453)	(8,063)	(120,082)	(187,811)
Research and development	(2,970)		(13,629)	(19,429)
General and administrative	(14,415)	(1,218)	(42,636)	(108,949)
Provision for credit loss	(14,947)
Total operating expenses	(54,785)	(9,281)	(176,347)	(316,189)
Gain from the divestiture of 2B business		735,956
Net (loss)/income from discontinued operations	(47,468)	730,489	(50,289)	(2,185)
Disposal Group, Including Discontinued Operation, Classified Balance Sheet Disclosures [Abstract]
Advance from buyers collected on behalf of sellers	89,096
Other payables and other current liabilities	53,913
Total liabilities held for sale	143,009
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net cash (used in)/generated from operating activities	(34,967)	(9,491)	2,338	(20,699)
Net cash (used in)/generated from investing activities	(25)		1,159	(40,180)
Discontinued business | 2C intra-regional business and loan-facilitation related service
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Transaction facilitation revenue			1,533,428	2,049,760
Cost of revenues			(296,347)	(427,548)
Gross profit			1,237,081	1,622,212
Sales and marketing			(1,018,483)	(1,010,446)
Research and development			(155,168)	(185,488)
General and administrative			(486,098)	(504,066)
Total operating expenses	(407,709)	(420,000)	(1,827,961)	(1,697,517)
Gain from the divestiture of 2B business		(14,745)
Net (loss)/income from discontinued operations	¥ (407,709)	¥ (434,745)	(612,161)	(184,339)
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net cash (used in)/generated from operating activities			(821,185)	(808,893)
Net cash (used in)/generated from investing activities			¥ (187)	¥ (4,642)